Quarterly Report
January 31, 2020
MFS®  Limited Maturity Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.8%
Aerospace – 0.5%
Boeing Co., 2.3%, 8/01/2021	$9,476,000	$9,534,606
Asset-Backed & Securitized – 30.7%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$776,747	$777,680
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 2.732% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	3,566,293	3,564,510
ALM Loan Funding, CLO, 2015-12A, “A2A2”, FLR, 3.192% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	8,761,281	8,756,583
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	4,819,336	4,815,543
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,707,456
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 2.826% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	7,374,000	7,376,308
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 2.69% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	9,440,000	9,439,934
AREIT CRE Trust, 2019-CRE3, “AS” FLR, 2.969% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	2,301,000	2,299,553
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 3.219% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,136,492
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 3.569% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	940,000	939,993
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.144% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,337,020
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	9,410,000	9,702,787
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,215,700
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 3.719% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,774,474
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 3.226% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	3,903,904	3,918,567
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 2.776% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	4,618,000	4,625,921
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.026% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	4,071,346	4,071,346
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.176% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	5,637,249	5,637,249
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 2.976% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	5,167,826	5,167,826
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.226% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	6,510,236	6,510,239
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.937%, 12/15/2051 (i)(n)	64,102,551	3,750,698
Bayview Commercial Asset Trust, FLR, 1.971% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	334,500	321,877
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	279,664	281,323
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.259% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	337,086	341,098
Bowman Park CLO Ltd., 2014-1A, “B2R”, 3.544%, 11/23/2025 (n)	4,149,881	4,147,657
BSPRT Ltd., 2018-FL4, “A”, FLR, 3.776% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	5,565,885
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	3,261,175	3,321,916
BXMT Ltd., 2017-FL1 “A”, FLR, 2.539% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	3,057,325	3,057,325
BXMT Ltd., 2020-FL2, “B”, 3.26%, 2/16/2037 (w)	1,636,500	1,636,500
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,210,483	2,218,087
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	9,358,000	9,529,683
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.307%, 5/10/2050 (i)	44,142,238	3,063,851
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,442,000	3,469,687
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,560,000	1,574,406
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,403,000	2,413,334
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	1,815,000	1,827,468
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	2,592,000	2,613,998
Commercial Mortgage Pass-Through Certificates, 2019-BN24 ,“XA”, 0.767%, 11/15/2062 (i)	35,164,175	1,969,159
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	2,508,837	2,513,126
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	6,441,000	6,477,613
Credit-Based Asset Servicing & Securitization LLC, 3.46%, 1/25/2037	1,937,372	963,195
Credit-Based Asset Servicing & Securitization LLC, 3.732%, 3/25/2037	2,689,447	1,530,688
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.051% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	6,957,264	6,964,409
Cutwater Ltd., 2014-1A, “A2R”, FLR, 3.531% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	4,750,000	4,756,698
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	2,718,000	2,724,072
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	6,388,000	6,527,100
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	1,391,398	1,392,459
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	1,978,655	1,990,956
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	540,555	540,930
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	5,949,000	5,989,961
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	1,987,000	2,005,067
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	177,398	177,435
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 3.369% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	6,220,000	6,231,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	$688,158	$688,457
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	5,790,000	5,855,289
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	1,460,000	1,466,348
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,990,000	2,006,168
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.331% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	7,400,000	7,411,685
Flagship CLO, 2014-8A, “BRR”, FLR, 3.242% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	5,578,297	5,580,372
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.009% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	7,873,500	7,873,012
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	1,224,335	1,229,605
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	4,100,000	4,197,200
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	3,153,000	3,238,110
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	3,838,000	3,838,188
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 2.796% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	5,043,000	5,050,877
Granite Point Mortgage Trust, Inc., FLR, 2.553% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	2,449,997	2,449,995
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	7,369,239	7,412,973
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	3,044,564	3,051,488
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.188%, 5/10/2050 (i)	40,024,986	2,648,293
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.276%, 8/10/2050 (i)	38,636,324	2,583,851
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	2,875,183	2,883,431
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	2,752,000	2,798,521
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	1,580,000	1,607,316
IMPAC CMB Trust, FLR, 2.401% (LIBOR - 1mo. + 0.74%), 11/25/2034	92,001	93,964
IMPAC CMB Trust, FLR, 2.58% (LIBOR - 1mo. + 0.92%), 11/25/2034	96,843	96,402
IMPAC Secured Assets Corp., FLR, 2.011% (LIBOR - 1mo. + 0.35%), 5/25/2036	241,222	236,332
Interstar Millennium Trust, FLR, 2.294% (LIBOR - 3mo. + 0.4%), 3/14/2036	56,190	53,939
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 2.619% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,498,000	3,475,866
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.519% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	6,525,747	6,523,705
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.576% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	12,146,246	12,146,232
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	5,792,431	5,892,531
JPMorgan Chase Commercial Mortgage Securities Corp., 1.217%, 9/15/2050 (i)	39,827,349	2,375,036
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 3.669% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	3,789,000	3,793,721
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.176% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,588,451
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.226% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,868,220
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.046% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	7,368,000	7,381,814
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	8,246,053	8,253,211
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	4,029,889	4,024,114
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.319% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,799,226
Madison Park Funding Ltd., 2014-15A, “A2R”, FLR, 3.294% (LIBOR - 3mo. + 1.5%), 1/27/2026 (n)	7,414,000	7,425,781
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.019% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,716,206
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.281% (LIBOR - 3mo. + 2.45%), 10/15/2028	6,297,302	6,299,663
Merrill Lynch Mortgage Investors, Inc., 3.972%, 2/25/2037 (d)(q)	1,794,453	354,231
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.791% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	5,056,000	5,057,502
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 3.09% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	5,056,000	5,063,898
MidOcean Credit CLO, 2012-1A, “A2RR”, FLR, 3.131% (LIBOR - 3mo. + 1.3%), 1/15/2024 (n)	8,303,141	8,247,767
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	5,497,171	5,613,416
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.578%, 5/15/2050 (i)	43,376,566	2,922,644
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.592%, 6/15/2050 (i)	18,693,971	1,362,441
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.033%, 12/15/2051 (i)	54,324,966	3,440,020
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.619% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,598,529
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.552%, 7/25/2028 (n)	3,332,000	3,328,165
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	1,993,553	1,990,515
Nationstar HECM Loan Trust, 2018-3A, “M1”, 3.903%, 11/25/2028 (n)	3,700,000	3,705,476
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	2,114,263	2,117,124
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “C”, FLR, 2.611% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	1,471,000	1,474,701
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “B”, FLR, 2.461% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	924,000	925,200
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “C”, FLR, 2.71% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	1,039,000	1,040,667
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	5,023,883	4,989,314
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	3,461,000	3,465,228
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	2,577,000	2,593,268
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	3,908,000	3,929,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OneMain Financial Issuance Trust, 17-1A, “B”, 2.79%, 9/14/2032 (n)	$4,500,000	$4,514,085
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	3,799,985	3,803,334
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	925,857	926,515
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	2,710,000	2,747,528
Ownit Mortgage Loan Asset-Backed Certificates, 3.118%, 10/25/2035	1,252,015	851,021
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 3.25% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)(w)	13,000,000	12,999,987
PFS Financing Corp., 2019-B, “A”, FLR, 2.226% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	7,509,000	7,512,397
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,372,247	1,374,670
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,492,780	1,493,992
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	4,920,000	4,974,370
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	3,246,000	3,255,810
Securitized Term Auto Receivable Trust 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,539,235	1,546,120
Securitized Term Auto Receivable Trust 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,971,977	1,980,734
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 3.747% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,209,986
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 3.477% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,410,068
Shelter Growth CRE, 2018-FL1, “A”, FLR, 2.676% (LIBOR - 1mo. + 1%), 1/15/2035 (n)	708,861	708,860
Shelter Growth CRE, 2019-FL2, “A”, FLR, 2.776% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	9,465,038	9,467,991
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051 (n)	4,500,000	4,517,692
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051 (n)	817,000	820,084
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051 (n)	982,000	985,708
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 2.846% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	5,019,511	5,013,772
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.019% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,306,845
Thornburg Mortgage Securities Trust, FLR, 2.341% (LIBOR - 1mo. + 0.68%), 4/25/2043	195,197	196,687
TICP CLO Ltd., 2018-3R, “B”, FLR, 3.169% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,131,726
TICP CLO Ltd., 2018-3R, “C”, FLR, 3.619% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,726,355
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.119% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,183,701
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	11,309,690	11,341,425
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.159%, 11/15/2050 (i)	30,692,596	1,739,236
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.178%, 12/15/2051 (i)	26,093,123	1,883,219
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,087,644
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	1,005,811	1,008,305
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	2,794,146	2,794,210
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	2,986,056	2,994,435
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	7,508,873	7,643,593
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 3.281% (LIBOR - 3mo. + 1.45%), 1/15/2026 (n)	7,668,906	7,672,326
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 3.531% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,785,924	2,772,903
		$565,396,603
Automotive – 2.9%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$6,163,000	$6,265,946
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	3,414,000	3,504,408
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	4,369,000	4,516,419
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	3,353,000	3,381,889
Ford Motor Credit Co. LLC, 4.063%, 11/01/2024	7,180,000	7,409,958
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	4,372,000	4,537,093
Harley-Davidson Financial Services, FLR, 2.846% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	4,773,000	4,808,803
Hyundai Capital America, 3.75%, 7/08/2021 (n)	3,173,000	3,248,059
Hyundai Capital America, 2.85%, 11/01/2022 (n)	4,203,000	4,279,291
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	3,789,000	3,846,620
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	3,789,000	3,923,879
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	4,128,000	4,255,896
		$53,978,261
Broadcasting – 0.4%
Fox Corp., 3.666%, 1/25/2022 (n)	$2,478,000	$2,561,960
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	4,621,000	4,669,744
		$7,231,704

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$12,941,000	$13,239,340
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	8,540,000	8,604,247
		$21,843,587
Cable TV – 1.6%
Comcast Corp., 3.45%, 10/01/2021	$4,643,000	$4,779,911
NBCUniversal Media LLC, 4.375%, 4/01/2021	5,750,000	5,930,539
SES S.A., 3.6%, 4/04/2023 (n)	10,292,000	10,634,896
Time Warner Cable, Inc., 5%, 2/01/2020	8,592,000	8,592,000
		$29,937,346
Computer Software – 0.9%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$11,246,000	$11,588,968
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	4,900,000	5,223,655
		$16,812,623
Computer Software - Systems – 0.5%
Apple, Inc., 1.7%, 9/11/2022	$4,996,000	$5,018,221
Panasonic Corp., 2.536%, 7/19/2022 (n)	4,980,000	5,053,285
		$10,071,506
Conglomerates – 1.7%
Roper Technologies, Inc., 2.8%, 12/15/2021	$5,166,000	$5,257,996
United Technologies Corp., 3.1%, 6/01/2022	3,056,000	3,155,893
United Technologies Corp., 3.65%, 8/16/2023	10,731,000	11,420,154
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,068,000	9,818,212
Westinghouse Air Brake Technologies Corp., FLR, 3.193% (LIBOR - 3mo. + 1.05%), 9/15/2021	2,310,000	2,310,473
		$31,962,728
Consumer Products – 0.5%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$8,307,000	$8,414,880
Consumer Services – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,888,900
QVC, Inc., 5.125%, 7/02/2022	4,761,000	5,049,455
		$10,938,355
Electrical Equipment – 0.3%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$4,611,000	$4,615,624
Electronics – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$13,177,000	$13,411,864
Broadcom, Inc., 3.125%, 4/15/2021 (n)	5,359,000	5,436,134
Microchip Technology, Inc., 3.922%, 6/01/2021	4,993,000	5,114,207
		$23,962,205
Emerging Market Quasi-Sovereign – 0.5%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$6,212,084
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,260,744
		$9,472,828
Energy - Integrated – 0.9%
Cenovus Energy, Inc., 3%, 8/15/2022	$7,655,000	$7,814,285
Cenovus Energy, Inc., 3.8%, 9/15/2023	2,432,000	2,545,634
Eni S.p.A., 4%, 9/12/2023 (n)	5,011,000	5,338,308
		$15,698,227
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$3,003,000	$3,018,325

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.5%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$5,924,000	$6,175,651
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	6,364,000	6,553,520
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	6,004,974
Century Housing Corp., 3.995%, 11/01/2021	2,421,000	2,499,417
GE Capital International Funding Co., 2.342%, 11/15/2020	24,696,000	24,779,373
		$46,012,935
Food & Beverages – 1.1%
Conagra Brands, Inc., 3.8%, 10/22/2021	$3,274,000	$3,389,174
Conagra Brands, Inc., FLR, 2.552% (LIBOR - 3mo. + 0.75%), 10/22/2020	2,339,000	2,339,232
Constellation Brands, Inc., 4.25%, 5/01/2023	5,791,000	6,208,056
Constellation Brands, Inc., FLR, 2.609% (LIBOR - 3mo. + 0.7%), 11/15/2021	2,341,000	2,341,350
Diageo PLC, 3%, 5/18/2020	3,777,000	3,790,786
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	1,900,000	1,988,574
		$20,057,172
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 4/15/2021	$681,000	$694,620
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	4,936,000	5,421,999
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	6,142,374
		$12,258,993
Insurance – 0.3%
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	$4,840,000	$4,843,073
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$6,409,000	$6,423,430
Insurance - Property & Casualty – 0.5%
Ambac Assurance Corp., 5.1%, 6/07/2020 (n)	$23,513	$34,976
Ambac LSNI, LLC, FLR, 6.944% (LIBOR - 3mo. + 5%), 2/12/2023 (n)	92,484	93,986
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,405,905
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	4,842,000	4,933,011
		$8,467,878
International Market Quasi-Sovereign – 0.8%
Dexia Credit Local S.A. (Kingdom of Belgium), 2.25%, 2/18/2020 (n)	$3,150,000	$3,150,800
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	7,590,000	7,619,237
Kommunalbanken A.S. (Kingdom of Noway), 1.375%, 10/26/2020 (n)	3,870,000	3,865,813
		$14,635,850
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,935,757
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,953,474
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,348,639
		$11,302,113
Major Banks – 10.7%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$5,197,000	$5,238,586
Bank of America Corp., 2.369%, 7/21/2021	12,687,000	12,725,086
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	16,298,000	16,447,187
Bank of America Corp., 2.881%, 4/24/2023	7,801,000	7,970,945
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,854,515
Barclays PLC, 4.61%, 2/15/2023	14,012,000	14,683,466
Citibank N.A., 2.125%, 10/20/2020	7,397,000	7,415,081
Credit Agricole, “A”, FLR, 3.264% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,091,176
Credit Suisse Group AG, 3.8%, 9/15/2022	5,482,000	5,741,082

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	$4,820,000	$4,963,147
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	6,394,000	6,411,038
Goldman Sachs Group, Inc., 3%, 4/26/2022	11,318,000	11,486,290
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,422,507
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,333,892
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	7,134,887
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	9,760,000	10,046,856
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,419,847
KeyBank N.A., 3.3%, 2/01/2022	2,685,000	2,769,845
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,604,000	1,625,709
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	4,535,000	4,654,128
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,606,230
Morgan Stanley, 5.5%, 7/28/2021	7,039,000	7,426,413
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	2,861,000	2,978,809
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	4,424,000	4,752,594
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022 (n)	8,927,000	9,065,960
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	12,134,000	12,552,532
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,240,573
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,638,095
		$197,696,476
Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$2,975,000	$2,979,165
Becton, Dickinson and Co., 2.894%, 6/06/2022	3,466,000	3,545,885
Cigna Corp., FLR, 2.549% (LIBOR - 3mo. + 0.65%), 9/17/2021	4,598,000	4,598,510
		$11,123,560
Medical Equipment – 0.4%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$6,421,000	$6,425,045
Zimmer Biomet Holdings, Inc., FLR, 2.653% (LIBOR - 3mo. + 0.75%), 3/19/2021	1,298,000	1,298,266
		$7,723,311
Metals & Mining – 1.0%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$2,282,000	$2,383,823
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,227,877
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,688,514
Steel Dynamics, Inc., 4.125%, 9/15/2025	9,352,000	9,624,599
		$18,924,813
Midstream – 1.7%
El Paso LLC, 6.5%, 9/15/2020	$6,336,000	$6,512,029
Energy Transfer Operating Co., 2.9%, 5/15/2025	2,394,000	2,420,836
MPLX LP, 3.5%, 12/01/2022 (n)	8,713,000	9,018,392
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,797,872
MPLX LP, FLR, 2.785% (LIBOR - 3mo. + 0.9%), 9/09/2021	3,497,000	3,509,844
Western Midstream Operating LP, 3.1%, 2/01/2025	3,357,000	3,376,605
Western Midstream Operating LP, FLR, 2.698% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,792,788
		$31,428,366
Mortgage-Backed – 1.3%
Fannie Mae, 5%, 12/01/2020 - 7/01/2023	$131,659	$139,079
Fannie Mae, 4.5%, 3/01/2023 - 5/01/2033	390,692	407,348
Fannie Mae, 3%, 12/01/2031	1,990,209	2,074,133
Fannie Mae, 4.835%, 2/01/2033	20,969	21,421
Fannie Mae, 4.697%, 3/01/2033	56,167	57,027
Fannie Mae, 2%, 5/25/2044	4,828,460	4,846,721
Freddie Mac, 5%, 4/01/2020 - 8/01/2020	14,862	15,706
Freddie Mac, 1.015%, 4/25/2024 (i)	323,812	9,552
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	13,245,237	13,812,179

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2%, 7/15/2042	$2,552,270	$2,567,404
Ginnie Mae, 3.25%, 7/20/2032	52,638	54,751
		$24,005,321
Municipals – 1.1%
Howard University, 2.638%, 10/01/2021 (w)	$270,000	$270,202
Howard University, 2.738%, 10/01/2022 (w)	289,000	289,299
Howard University, 2.801%, 10/01/2023 (w)	328,000	328,367
Howard University, 2.416%, 10/01/2024 (w)	337,000	337,414
Howard University, 2.516%, 10/01/2025 (w)	289,000	289,358
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	10,353,000	9,772,404
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	1,770,000	1,786,850
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	1,835,000	1,862,287
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	1,720,000	1,754,417
Sales Tax Securitization Corp., 2.128%, 1/01/2023	1,205,000	1,208,470
Sales Tax Securitization Corp., 2.225%, 1/01/2024	2,890,000	2,907,658
		$20,806,726
Network & Telecom – 0.3%
AT&T, Inc., 3.2%, 3/01/2022	$5,118,000	$5,256,266
Oils – 0.6%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$6,948,000	$7,599,336
Phillips 66, FLR, 2.517% (LIBOR - 3mo. + 0.6%), 2/26/2021	3,020,000	3,020,410
		$10,619,746
Other Banks & Diversified Financials – 4.2%
American Express Co., 3.7%, 11/05/2021	$4,725,000	$4,881,367
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	6,421,000	6,433,685
BBVA USA, 3.5%, 6/11/2021	4,852,000	4,953,323
BBVA USA, 2.875%, 6/29/2022	6,688,000	6,840,634
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,269,839
Citigroup, Inc., 2.4%, 2/18/2020	13,963,000	13,966,207
Citigroup, Inc., 4.5%, 1/14/2022	7,500,000	7,882,316
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,215,380
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,909,322
Groupe BPCE S.A., FLR, 3.127% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,737,791
National Bank of Canada, 2.15%, 10/07/2022 (n)	5,017,000	5,055,264
SunTrust Bank, 2.8%, 5/17/2022	7,376,000	7,542,663
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,174,400
		$77,862,191
Pharmaceuticals – 2.2%
AbbVie, Inc., 2.15%, 11/19/2021 (n)	$3,374,000	$3,395,525
AbbVie, Inc., 2.3%, 11/21/2022 (n)	3,374,000	3,407,502
Allergan Funding SCS, 3%, 3/12/2020	2,399,000	2,399,697
Allergan Funding SCS, 3.45%, 3/15/2022	7,454,000	7,673,092
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	11,136,000	11,378,643
Bristol-Myers Squibb Co., 2.875%, 8/15/2020 (n)	6,424,000	6,461,868
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	4,506,000	4,636,612
Bristol-Myers Squibb Co., FLR, 2.284% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	1,477,000	1,482,873
		$40,835,812
Printing & Publishing – 0.2%
Moody's Corp., 3.25%, 6/07/2021	$4,108,000	$4,186,160
Retailers – 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	$1,102,000	$1,121,153

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 2.8%, 6/01/2020	$2,158,000	$2,162,326
American Tower Corp., REIT, 2.25%, 1/15/2022	6,500,000	6,548,003
American Tower Corp., REIT, 3%, 6/15/2023	5,297,000	5,480,380
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,170,204
Crown Castle International Corp., 3.15%, 7/15/2023	5,334,000	5,529,803
SBA Tower Trust, 2.877%, 7/09/2021 (n)	1,843,000	1,854,775
		$23,745,491
Tobacco – 0.8%
B.A.T Capital Corp., 2.764%, 8/15/2022	$2,445,000	$2,493,947
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,152,000	3,166,587
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	8,283,000	8,578,951
		$14,239,485
Transportation - Services – 0.9%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$10,067,000	$10,342,222
TTX Co., 2.6%, 6/15/2020 (n)	5,870,000	5,881,272
		$16,223,494
U.S. Treasury Obligations – 14.5%
U.S. Treasury Notes, 2.625%, 12/15/2021	$90,125,000	$92,219,702
U.S. Treasury Notes, 1.875%, 2/28/2022	70,310,000	71,070,776
U.S. Treasury Notes, 1.875%, 4/30/2022	33,048,000	33,444,318
U.S. Treasury Notes, 2.375%, 1/31/2023 (f)	68,851,000	70,991,836
		$267,726,632
Utilities - Electric Power – 3.1%
Dominion Energy, Inc., 2.579%, 7/01/2020	$4,253,000	$4,265,598
Emera U.S. Finance LP, 2.7%, 6/15/2021	1,609,000	1,628,284
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	9,251,000	9,436,034
Engie Energia Chile S.A., 5.625%, 1/15/2021	8,964,000	9,220,908
FirstEnergy Corp., 2.85%, 7/15/2022	2,128,000	2,174,146
Florida Power & Light Co., FLR, 2.308% (LIBOR - 3mo. + 0.4%), 5/06/2022	4,927,000	4,927,325
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	8,713,000	8,803,309
NextEra Energy, Inc., 2.9%, 4/01/2022	4,867,000	4,981,478
WEC Energy Group, Inc., 3.375%, 6/15/2021	4,274,000	4,367,524
WEC Energy Group, Inc., 3.1%, 3/08/2022	2,849,000	2,925,444
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,098,854
		$56,828,904
Total Bonds		$1,781,180,516
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 1.62% (v)	69,986,300	$69,993,298

Other Assets, Less Liabilities – (0.6)%		(11,006,431)
Net Assets – 100.0%		$1,840,167,383
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $69,993,298 and $1,781,180,516, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $776,514,024, representing 42.2% of net assets.

Portfolio of Investments (unaudited) – continued
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At January 31, 2020, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Derivative Contracts at 1/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	440	$95,198,125	March – 2020	$300,459
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	132,200,000	centrally cleared	1.88%/Quarterly	2.00%(3-Month LIBOR)/Quarterly	$791,180	$—	$791,180
9/19/21	USD	85,600,000	centrally cleared	1.57%/Monthly	1.84%(1-Month LIBOR)/Monthly	777,880	—	777,880
						$1,569,060	$—	$1,569,060
At January 31, 2020, the fund had cash collateral of $1,016,655 and other liquid securities with an aggregate value of $254,679 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$267,726,632	$—	$267,726,632
Non - U.S. Sovereign Debt	—	24,108,678	—	24,108,678
Municipal Bonds	—	20,806,726	—	20,806,726
U.S. Corporate Bonds	—	590,726,249	—	590,726,249
Residential Mortgage-Backed Securities	—	66,873,832	—	66,873,832
Commercial Mortgage-Backed Securities	—	142,713,341	—	142,713,341
Asset-Backed Securities (including CDOs)	—	379,814,751	—	379,814,751
Foreign Bonds	—	288,410,307	—	288,410,307
Mutual Funds	69,993,298	—	—	69,993,298
Total	$69,993,298	$1,781,180,516	$—	$1,851,173,814
Other Financial Instruments
Futures Contracts – Assets	$300,459	$—	$—	$300,459
Swap Agreements – Assets	—	1,569,060	—	1,569,060
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,994,362	$462,295,001	$437,296,920	$(4,177)	$5,032	$69,993,298
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$679,965	$—